Carrying values of vessels, vessels under construction and goodwill Capitalized interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment of assets [Abstract]
Interest costs capitalised	$ 1.4	$ 2.8	$ 0.2
Capitalisation rate of borrowing costs eligible for capitalisation	3.60%	6.30%